Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	21. CASH AND CASH EQUIVALENTS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Cash at bank and on hand	524.7	886.8
Total cash and cash equivalents	524.7	886.8